NON-CURRENT ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets held for sale and discontinued operations
Real estate	R$ 1,184,225	R$ 1,082,436
Vehicles and similar	426,895	343,948
Machinery and equipment	1,742	546
Other (1)	2,144,640	2,068,020
Total	R$ 3,757,502	R$ 3,494,950